STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,034,593)	$ (700,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(372,050)	(1,566,410)
Change in fair value of derivative liability - Forward Purchase Agreement	235,095
Changes in operating assets and liabilities:
Prepaid expenses and other assets	276,738	(286,076)
Accounts payable, accrued expenses and income tax payable	269,726	1,074,179
Income tax payable	(177,915)
Franchise tax payable	(141,953)	160,800
Interest accrued on loan payable	4,222
Net cash used in operating activities	(940,730)	(1,318,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(60,100)	(116,150,000)
Cash withdrawn from Trust Account in connection with redemption	114,329,594
Cash withdrawn from Trust Account to pay franchise and income taxes		525,000
Net cash provided by (used in) investing activities	114,269,494	(115,625,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount		114,500,000
Proceeds from private placement		3,760,000
Proceeds from loan payable	200,000
Redemption of Common Stock	(114,329,594)
Payment of Sponsor loan		(80,000)
Payment of offering costs		(431,000)
Net cash (used in) provided by financing activities	(114,129,594)	117,749,000
NET CHANGE IN CASH AND RESTRICTED CASH	(800,830)	805,568
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	809,481	3,913
CASH AND RESTRICTED CASH, END OF YEAR	8,651	809,481
Supplemental disclosure of cash flow information:
Cash paid for income taxes	250,739
Supplemental disclosure of noncash activities:
Accrual of amount to be funded by Sponsor for overwithdrawal of Trust Account	99,961
Due from sponsor	99,961
Issuance of Forward Purchase Agreement	430,021
Excise tax liability arising from redemption of shares	1,143,296
Accretion of common stock subject to redemption value	$ 337,983	$ 6,862,708